Commitments - Schedule of Future Minimum Payments on Leases (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 54,050
2020	39,639
2021	13,213
Total	$ 106,902